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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

         Report for the Calendar Year or Quarter Ended: March 31, 2011

                 Check here if Amendment [ ]; Amendment Number:
            This Amendment (Check only one.): [ ] is a restatement.
                         [ ] adds new holdings entries.

              INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT:

         Name:     GLENHILL ADVISORS, LLC
         Address:  156 WEST 56th STREET, 17th FLOOR
                   NEW YORK, NEW YORK 10019

                        Form 13F File Number: 028-10461

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

           PERSON SIGNING THIS REPORT ON BEHALF OF REPORTING MANAGER:

                        Name:    Glenn J. Krevlin
                        Title:   Managing Member
                        Phone:   (646) 432-0600

                     SIGNATURE, PLACE, AND DATE OF SIGNING:

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
    /s/ GLENN J. KREVLIN          New York, New York          May 16, 2011
   ------------------------   -------------------------   ---------------------
          [Signature]                [City, State]              [Date]
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                         REPORT TYPE (CHECK ONLY ONE.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

                                REPORT SUMMARY:

Number of Other Included Managers:                2

Form 13F Information Table Entry Total:          81

Form 13F Information Table Value Total:        798,605
                                             (thousands)

                        LIST OF OTHER INCLUDED MANAGERS:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

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
          Form 13F
No.       File Number    Name
01        028- 10911     Glenhill Capital Management, LLC

02        028- 10962     Glenhill Capital Overseas GP, Ltd.
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FORM 13F INFORMATION TABLE

           COLUMN 1                COLUMN 2     COLUMN 3   COLUMN 4     COLUMN 5          COLUMN 6    COLUMN 7        COLUMN 8
------------------------------  -------------- ----------- -------- ------------------ -------------- -------- ---------------------
                                                             Value  Shares or Sh/ Put/   Investment    Other   Voting Authority
Name of Issuer                  Title of Class    CUSIP    (x$1000)  Prn Amt  Prn call   Discretion   Managers  Sole   Shared   None
------------------------------  -------------- ----------- -------- --------- --- ---- -------------- -------- ------ --------- ----
AC Moore Arts & Crafts Inc      COM            00086T 10 3    6,085 2,220,792 Sh       Shared-Defined    01     Sole
AC Moore Arts & Crafts Inc      COM            00086T 10 3    7,615 2,779,208 Sh       Shared-Defined    02     Sole
Accuray Inc                     COM            004397 10 5      451    50,000 Sh       Shared-Defined    01     Sole
Aon Corp                        COM            037389 10 3    2,436    46,000 Sh       Shared-Defined    01     Sole
Aon Corp                        COM            037389 10 3    2,860    54,000 Sh       Shared-Defined    02     Sole
Barnes & Noble Inc              COM            067774 10 9    1,754   190,900 Sh       Shared-Defined    01     Sole
Barnes & Noble Inc              COM            067774 10 9    2,059   224,100 Sh       Shared-Defined    02     Sole
Carnival Corp                   PAIRED CTF     143658 30 0    5,539   144,387 Sh       Shared-Defined    01     Sole
Carnival Corp                   PAIRED CTF     143658 30 0    6,502   169,497 Sh       Shared-Defined    02     Sole
Casual Male Retail Group Inc    COM            148711 30 2   12,154 2,475,267 Sh       Shared-Defined    01     Sole
Casual Male Retail Group Inc    COM            148711 30 2    7,313 1,489,374 Sh       Shared-Defined    02     Sole
Charter Communication-A         CL A           16117M 30 5    8,151   161,000 Sh       Shared-Defined    01     Sole
Charter Communication-A         CL A           16117M 30 5    9,569   189,000 Sh       Shared-Defined    02     Sole
China Security & Surveillance   COM            16942J 10 5    1,158   250,000 Sh       Shared-Defined    01     Sole
China Yida Holdings Co          COM            16945D 20 4    1,002   131,879 Sh       Shared-Defined    01     Sole
Cigna Corp                      COM            125509 10 9   20,369   460,000 Sh       Shared-Defined    01     Sole
Cigna Corp                      COM            125509 10 9   23,911   540,000 Sh       Shared-Defined    02     Sole
Collective Brands Inc           COM            19421W 10 0   23,162 1,073,317 Sh       Shared-Defined    01     Sole
Collective Brands Inc           COM            19421W 10 0   19,053   882,900 Sh       Shared-Defined    02     Sole
Covanta Holding Corp            COM            22282E 10 2   22,392 1,311,000 Sh       Shared-Defined    01     Sole
Covanta Holding Corp            COM            22282E 10 2   26,286 1,539,000 Sh       Shared-Defined    02     Sole
Dana Holding Corp               COM            235825 20 5   14,534   835,742 Sh       Shared-Defined    01     Sole
Dana Holding Corp               COM            235825 20 5   17,061   981,088 Sh       Shared-Defined    02     Sole
Dollar Tree Inc                 COM            256746 10 8   10,216   184,000 Sh       Shared-Defined    01     Sole
Dollar Tree Inc                 COM            256746 10 8   11,992   216,000 Sh       Shared-Defined    02     Sole
Dover Saddlery Inc              COM            260412 10 1    1,801   422,732 Sh       Shared-Defined    01     Sole
Dover Saddlery Inc              COM            260412 10 1    2,114   496,251 Sh       Shared-Defined    02     Sole
Flow Intl Corp                  COM            343468 10 4    4,707 1,072,241 Sh       Shared-Defined    01     Sole
Flow Intl Corp                  COM            343468 10 4    2,078   473,353 Sh       Shared-Defined    02     Sole
Gildan Activewear Inc           COM            375916 10 3   14,547   443,900 Sh       Shared-Defined    01     Sole
Gildan Activewear Inc           COM            375916 10 3   17,076   521,100 Sh       Shared-Defined    02     Sole
Harbin Electric Inc             COM            41145W 10 9    1,966    95,000 Sh       Shared-Defined    01     Sole
Jack In The Box Inc             COM            466367 10 9   11,998   529,000 Sh       Shared-Defined    01     Sole
Jack In The Box Inc             COM            466367 10 9   14,084   621,000 Sh       Shared-Defined    02     Sole
January 12 Calls On DTV US      CALL           25490A 90 1      275       576 Sh  Call Shared-Defined    01     Sole
January 12 Calls On DTV US      CALL           25490A 90 1      324       677 Sh  Call Shared-Defined    02     Sole
January 12 Calls On PSS US      CALL           19421W 90 0    2,215     2,489 Sh  Call Shared-Defined    01     Sole
January 12 Calls On PSS US      CALL           19421W 90 0    1,086     1,840 Sh  Call Shared-Defined    01     Sole
January 12 Calls On PSS US      CALL           19421W 90 0    2,600     2,921 Sh  Call Shared-Defined    02     Sole
January 12 Calls On PSS US      CALL           19421W 90 0    1,274     2,160 Sh  Call Shared-Defined    02     Sole
January 12 Calls On TGT US      CALL           87612E 90 6      644     1,610 Sh  Call Shared-Defined    01     Sole
January 12 Calls On TGT US      CALL           87612E 90 6      756     1,890 Sh  Call Shared-Defined    02     Sole
Jarden Corp                     COM            471109 10 8   23,373   657,100 Sh       Shared-Defined    01     Sole
Jarden Corp                     COM            471109 10 8   26,603   747,900 Sh       Shared-Defined    02     Sole
July 11 Calls On QCOM US        CALL           747525 90 3      535     1,150 Sh  Call Shared-Defined    01     Sole
July 11 Calls On QCOM US        CALL           747525 90 3      628     1,350 Sh  Call Shared-Defined    02     Sole
June 11 Puts On YGE US          PUT            98584B 95 3       32       920 Sh  Put  Shared-Defined    01     Sole
June 11 Puts On YGE US          PUT            98584B 95 3       38     1,080 Sh  Put  Shared-Defined    02     Sole
Lionbridge Technologies Inc     COM            536252 10 9   10,294 3,001,221 Sh       Shared-Defined    01     Sole
Lionbridge Technologies Inc     COM            536252 10 9    9,231 2,691,274 Sh       Shared-Defined    02     Sole
McDonald's Corp                 COM            580135 10 1   12,250   161,000 Sh       Shared-Defined    01     Sole
McDonald's Corp                 COM            580135 10 1   14,381   189,000 Sh       Shared-Defined    02     Sole
Men's Wearhouse Inc/The         COM            587118 10 0   12,572   464,600 Sh       Shared-Defined    01     Sole
Men's Wearhouse Inc/The         COM            587118 10 0   14,759   545,400 Sh       Shared-Defined    02     Sole
Meritor Inc                     COM            59001K 10 0   13,152   775,000 Sh       Shared-Defined    01     Sole
Meritor Inc                     COM            59001K 10 0   13,746   810,000 Sh       Shared-Defined    02     Sole
Move Inc                        COM            62458M 10 8    1,232   517,512 Sh       Shared-Defined    01     Sole
Mueller Water Products Inc-A    COM SER A      624758 10 8    5,008 1,117,800 Sh       Shared-Defined    01     Sole
Mueller Water Products Inc-A    COM SER A      624758 10 8    5,879 1,312,200 Sh       Shared-Defined    02     Sole
Pep Boys-Manny Moe & Jack       COM            713278 10 9   22,495 1,769,858 Sh       Shared-Defined    01     Sole
Pep Boys-Manny Moe & Jack       COM            713278 10 9   25,685 2,020,842 Sh       Shared-Defined    02     Sole
Retail Opp Invest Corp-Cw14     *W EXP
                                10/23/2014     76131N 11 9    1,196 1,196,000 Sh       Shared-Defined    01     Sole
Retail Opp Invest Corp-Cw14     *W EXP
                                10/23/2014     76131N 11 9    1,404 1,404,000 Sh       Shared-Defined    02     Sole
Retail Opportunity Investments  COM            76131N 10 1   11,700 1,069,500 Sh       Shared-Defined    01     Sole
Retail Opportunity Investments  COM            76131N 10 1   13,735 1,255,500 Sh       Shared-Defined    02     Sole
Royal Caribbean Cruises Ltd     COM            V7780T 10 3    2,372    57,500 Sh       Shared-Defined    01     Sole
Royal Caribbean Cruises Ltd     COM            V7780T 10 3    2,785    67,500 Sh       Shared-Defined    02     Sole
Sapient Corporation             COM            803062 10 8   13,236 1,155,939 Sh       Shared-Defined    01     Sole
Sapient Corporation             COM            803062 10 8   13,290 1,160,677 Sh       Shared-Defined    02     Sole
Sealed Air Corp                 COM            81211K 10 0   15,697   588,800 Sh       Shared-Defined    01     Sole
Sealed Air Corp                 COM            81211K 10 0   18,427   691,200 Sh       Shared-Defined    02     Sole
Sensata Technologies Holding    SHS            N7902X 10 6    5,300   152,605 Sh       Shared-Defined    01     Sole
Sensata Technologies Holding    SHS            N7902X 10 6    6,221   179,137 Sh       Shared-Defined    02     Sole
SLM Corp                        COM            78442P 10 6    2,111   138,000 Sh       Shared-Defined    01     Sole
SLM Corp                        COM            78442P 10 6    2,479   162,000 Sh       Shared-Defined    02     Sole
Starwood Property Trust Inc     COM            85571B 10 5   21,944   984,037 Sh       Shared-Defined    01     Sole
Starwood Property Trust Inc     COM            85571B 10 5   23,512 1,054,350 Sh       Shared-Defined    02     Sole
Target Corp                     COM            87612E 10 6   21,164   423,200 Sh       Shared-Defined    01     Sole
Target Corp                     COM            87612E 10 6   24,845   496,800 Sh       Shared-Defined    02     Sole
TD Ameritrade Holding Corp      COM            87236Y 10 8   19,378   928,509 Sh       Shared-Defined    01     Sole
TD Ameritrade Holding Corp      COM            87236Y 10 8   22,748 1,089,988 Sh       Shared-Defined    02     Sole
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